Reserves	12 Months Ended
Sep. 30, 2020
Reserves
Reserves

21.  Reserves

Convertible loan notes treated as equity

Includes cumulative portion of 1,000,000 £1 convertible A loan notes treated as equity.

Other reserves

Cumulative charges in respect of share options issued.

Retained earnings

Includes cumulative profit and loss and all other net gains and losses and transactions with owners (e.g. dividends) not recognised elsewhere.